additional statement of cash flow information (Tables)	6 Months Ended
Jun. 30, 2022
additional statement of cash flow information
Schedule of operating activities and investing activities

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(206)	$(61)	$29	$25
Inventories		76	58	11	44
Contract assets		21	8	36	27
Prepaid expenses		(30)	5	(170)	(123)
Accounts payable and accrued liabilities		(2)	134	(157)	31
Income and other taxes receivable and payable, net		46	(5)	70	(85)
Advance billings and customer deposits		(22)	(2)	(7)	(4)
Provisions		5	(14)	(14)	(2)
		$(112)	$123	$(202)	$(87)
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(881)	$(753)	$(1,590)	$(1,335)
Intangible assets subject to amortization	18	(250)	(214)	(448)	(376)
		(1,131)	(967)	(2,038)	(1,711)
Additions arising from leases	17	77	55	151	113
Additions arising from non-monetary transactions		—	(1)	—	—
Capital expenditures	5	(1,054)	(913)	(1,887)	(1,598)
Effect of asset retirement obligations		222	—	222	—
		(832)	(913)	(1,665)	(1,598)
Other non-cash items included above
Change in associated non-cash investing working capital		38	142	(142)	77
Non-cash change in asset retirement obligation		(222)	—	(222)	—
		(184)	142	(364)	77
		$(1,016)	$(771)	$(2,029)	$(1,521)

Schedule of changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period
THREE-MONTH PERIOD ENDED JUNE 30, 2021
Dividends payable to holders of Common Shares	$404	$—	$(404)	$—	$428	$428
Dividends reinvested in shares from Treasury	—	—	153	—	(153)	—
	$404	$—	$(251)	$—	$275	$428
Short-term borrowings	$100	$—	$—	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$14,987	$1,250	$—	$(42)	$(11)	$16,184
TELUS Corporation commercial paper	918	—	(700)	(21)	—	197
TELUS Communications Inc. debentures	622	—	(175)	—	1	448
TELUS International (Cda) Inc. credit facility	1,168	—	(60)	(13)	(3)	1,092
Other	320	—	(3)	—	—	317
Lease liabilities	1,757	—	(124)	(3)	64	1,694
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt – liability	61	707	(735)	68	(39)	62
	19,833	1,957	(1,797)	(11)	12	19,994
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt	—	(707)	707	—	—	—
	$19,833	$1,250	$(1,090)	$(11)	$12	$19,994
THREE-MONTH PERIOD ENDED JUNE 30, 2022
Dividends payable to holders of Common Shares	$450	$—	$(450)	$—	$467	$467
Dividends reinvested in shares from Treasury	—	—	160	—	(160)	—
	$450	$—	$(290)	$—	$307	$467
Short-term borrowings	$108	$175	$(4)	$—	$—	$279
Long-term debt
TELUS Corporation senior notes	$16,328	$—	$—	$127	$4	$16,459
TELUS Corporation commercial paper	1,414	1,759	(1,296)	45	—	1,922
TELUS Communications Inc. debentures	448	—	(249)	—	—	199
TELUS International (Cda) Inc. credit facility	1,009	11	(68)	32	—	984
Other	304	—	(39)	—	35	300
Lease liabilities	1,816	—	(125)	1	72	1,764
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(12)	1,303	(1,296)	(198)	31	(172)
	21,307	3,073	(3,073)	7	142	21,456
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,303)	1,303	—	—	—
	$21,307	$1,770	$(1,770)	$7	$142	$21,456

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period
SIX-MONTH PERIOD ENDED JUNE 30, 2021
Dividends payable to holders of Common Shares	$403	$—	$(807)	$—	$832	$428
Dividends reinvested in shares from Treasury	—	—	305	—	(305)	—
	$403	$—	$(502)	$—	$527	$428
Short-term borrowings	$100	$—	$—	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$15,021	$1,250	$—	$(79)	$(8)	$16,184
TELUS Corporation commercial paper	731	975	(1,478)	(31)	—	197
TELUS Communications Inc. debentures	622	—	(175)	—	1	448
TELUS International (Cda) Inc. credit facility	1,804	—	(684)	(26)	(2)	1,092
Other	273	—	(8)	—	52	317
Lease liabilities	1,837	—	(247)	(9)	113	1,694
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability	120	1,492	(1,526)	91	(115)	62
	20,408	3,717	(4,118)	(54)	41	19,994
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,492)	1,492	—	—	—
	$20,408	$2,225	$(2,626)	$(54)	$41	$19,994
SIX-MONTH PERIOD ENDED JUNE 30, 2022
Dividends payable to holders of Common Shares	$449	$—	$(899)	$—	$917	$467
Dividends reinvested in shares from Treasury	—	—	316	—	(316)	—
	$449	$—	$(583)	$—	$601	$467
Short-term borrowings	$114	$175	$(10)	$—	$—	$279
Long-term debt
TELUS Corporation senior notes	$15,258	$1,143	$—	$66	$(8)	$16,459
TELUS Corporation commercial paper	1,900	2,903	(2,912)	31	—	1,922
TELUS Communications Inc. debentures	448	—	(249)	—	—	199
TELUS International (Cda) Inc. credit facility	1,062	11	(107)	17	1	984
Other	308	—	(114)	—	106	300
Lease liabilities	1,876	—	(248)	(5)	141	1,764
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	4	2,926	(2,925)	(135)	(42)	(172)
	20,856	6,983	(6,555)	(26)	198	21,456
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(2,926)	2,926	—	—	—
	$20,856	$4,057	$(3,629)	$(26)	$198	$21,456